Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Compensation Grant Practices

Named executives officers were granted performance shares and restricted stock awards in March of 2025. Stock option awards are not currently a component of executive compensation design.

While Provident does not have a formal policy or obligation that requires it to grant or award equity-based compensation on a specific date, the Compensation Committee and the Board have a historical practice of not granting stock awards to executive officers during closed quarterly trading windows as determined under Provident’s insider trading policy. Consequently, Provident has not granted, and does not expect to grant, any stock awards to any named executive officers within four business days preceding the filing with the SEC of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information. The Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation.

Provident did not grant any stock options to its executive officers, including the named executive officers, during the year ended December 31, 2025.

Award Timing Method [Text Block]	While Provident does not have a formal policy or obligation that requires it to grant or award equity-based compensation on a specific date, the Compensation Committee and the Board have a historical practice of not granting stock awards to executive officers during closed quarterly trading windows as determined under Provident’s insider trading policy. Consequently, Provident has not granted, and does not expect to grant, any stock awards to any named executive officers within four business days preceding the filing with the SEC of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information.
Award Timing Predetermined	false
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	The Compensation Committee and the Board do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation.
MNPI Disclosure Timed for Compensation Value [Flag]	false